CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENTS OF OPERATIONS [Abstract]
Fixed income from real estate rent	$ 13,676	$ 12,479	$ 1,650
Costs and expenses:
Cost of real estate operations	1,966	1,869	59
Real estate depreciation and amortization	2,569	2,153	695
General and administrative	2,068	3,057	1,502
Total costs and expenses	6,603	7,079	2,256
Operating income (loss)	7,073	5,400	(606)
Gain on bargain purchase (Note 1(b)3)		4,412
Equity share in earnings (losses) of associates, net	(32)
Other loss (Note 6)	(100)		(600)
Financial income (expenses), net (Note 12)	(1,243)	(7,481)	304
Income (loss) before taxes on income	5,698	2,331	(902)
Taxes on income (Note 10)	1,643	481	43
Net income (loss) from continuing operations	4,055	1,850	(945)
Net income (loss) from discontinued operations (Note 1(c))		(51)	5,399
Net income	4,055	1,799	4,454
Net income attributable to non-controlling interest	2,478	2,038
Net income (loss) attributable to Optibase LTD	$ 1,577	$ (239)	$ 4,454
Net earnings (loss) per share:
Basic and diluted net earnings (loss) per share from continuing operations	$ 0.41	$ (0.07)	$ (0.3)
Basic and diluted net earnings (loss) per share from discontinued operations	$ 0.00	$ 0.00	$ 1.65
Basic and diluted net earnings (loss) per share	$ 0.41	$ (0.07)	$ 1.35
Weighted average number of shares used in computing basic net earnings (loss) per share:	3,818,198	3,641,935	3,310,974
Weighted average number of shares used in computing diluted net earnings (loss) per share:	3,820,233	3,641,935	3,311,358